Noncontrolling Interest In Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest in Subsidiary [Abstract]
Percentage of ownership in Mare Success S.A. by Polaris Oil Shipping Inc.	49.00%
Percentage of ownership in Mare Success S.A. by Tsakos Energy Navigation Ltd	51.00%
Percentage Of Revenue Generated By Single Charterer	8.30%
Capital contribution to subsidiary	$ 20,408
Capital contribution to subsidiary by Tsakos Energy Navigation Limited	10,408
Capital contribution to subsidiary by Polaris Oil Shipping Inc	$ 10,000